UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-05361

Variable Insurance Products Fund V

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2019

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Government Money Market Portfolio

March 31, 2019

VIPMM-QTLY-0519
1.814641.114

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 12.2%
	Yield(a)	Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - 2.6%
U.S. Treasury Notes
4/15/19	2.47 to 2.55%	$132,129,060	$132,185,642
U.S. Treasury Obligations - 9.6%
U.S. Treasury Bills
4/2/19 to 9/26/19	2.41 to 2.49 (b)	407,570,000	405,059,523
U.S. Treasury Notes
4/30/19 to 4/30/20	2.42 to 2.53 (c)	87,000,000	87,062,656
			492,122,179
TOTAL U.S. TREASURY DEBT
(Cost $624,307,821)			624,307,821

U.S. Government Agency Debt - 46.2%
Federal Agencies - 46.2%
Fannie Mae
4/30/19 to 7/30/20	2.47 to 2.55 (c)(d)	48,000,000	48,000,000
Federal Farm Credit Bank
5/6/19 to 12/20/19	2.39 to 2.43 (c)(d)	22,000,000	21,999,613
Federal Home Loan Bank
4/1/19 to 3/12/21	2.37 to 2.55 (c)	2,292,119,000	2,289,024,196
Freddie Mac
6/19/19 to 8/8/19	2.39 to 2.46 (c)(d)	8,000,000	7,999,711
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $2,367,023,520)			2,367,023,520

U.S. Government Agency Repurchase Agreement - 16.7%
	Maturity Amount	Value
In a joint trading account at 2.63% dated 3/29/19 due 4/1/19:
(Collateralized by U.S. Government Obligations) #	$254,827,805	$254,772,000
(Collateralized by U.S. Government Obligations) #	17,042,731	17,039,000
With:
Barclays Bank PLC at:
2.46%, dated 3/15/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $11,233,035, 4.00%, 2/20/49)	11,023,302	11,000,000
2.66%, dated 3/25/19 due 4/1/19 (Collateralized by U.S. Government Obligations valued at $10,205,276, 4.00%, 2/20/49)	10,005,172	10,000,000
BMO Capital Markets Corp. at:
2.45%, dated:
2/28/19 due 4/3/19 (Collateralized by U.S. Government Obligations valued at $2,044,443, 2.50% - 5.50%, 1/1/29 - 4/1/49)	2,004,628	2,000,000
3/11/19 due 4/4/19 (Collateralized by U.S. Government Obligations valued at $13,278,951, 3.00% - 5.50%, 5/1/28 - 12/20/62)	13,021,233	13,000,000
3/14/19 due 4/4/19 (Collateralized by U.S. Government Obligations valued at $7,148,747, 3.50% - 5.00%, 7/1/33 - 4/1/49)	7,010,004	7,000,000
2.46%, dated 3/20/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $7,145,855, 3.00% - 5.00%, 4/1/34 - 4/1/49)	7,013,872	7,000,000
BMO Harris Bank NA at:
2.46%, dated 3/21/19 due 4/5/19
(Collateralized by U.S. Government Obligations valued at $7,145,467, 0.38% - 6.50%, 9/30/19 - 3/1/49)	7,013,393	7,000,000
(Collateralized by U.S. Treasury Obligations valued at $7,145,397, 1.38% - 4.00%, 3/31/21 - 4/1/48)	7,013,393	7,000,000
2.47%, dated 3/29/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $7,141,549, 0.00% - 2.63%, 5/23/19 - 2/28/26)	7,014,889	7,000,000
BNP Paribas, SA at:
2.46%, dated:
3/13/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $13,317,482, 0.00% - 6.63%, 6/12/19 - 10/1/48)	13,061,295	13,000,000
3/15/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $13,341,164, 0.00% - 7.13%, 5/23/19 - 12/20/48)	13,061,295	13,000,000
2.47%, dated:
1/22/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $11,285,846, 0.00% - 5.00%, 6/12/19 - 3/20/49)	11,067,925	11,000,000
2/12/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $13,433,249, 0.00% - 6.63%, 10/31/19 - 12/20/48)	13,082,951	13,000,000
2.48%, dated:
2/4/19 due 4/5/19
(Collateralized by U.S. Treasury Obligations valued at $13,311,484, 0.00% - 6.63%, 6/12/19 - 12/20/48)	13,078,809	13,000,000
(Collateralized by U.S. Treasury Obligations valued at $9,215,475, 0.00% - 5.63%, 5/30/19 - 12/20/48)	9,056,420	9,000,000
2/5/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $13,440,063, 0.00% - 6.63%, 10/31/19 - 12/20/48)	13,081,496	13,000,000
2.49%, dated 1/18/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $1,025,151, 0.00% - 5.63%, 7/31/19 - 9/20/48)	1,006,225	1,000,000
CIBC Bank U.S.A. at:
2.48%, dated:
1/14/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $7,177,930, 2.50% - 5.00%, 1/15/22 - 3/1/49)	7,041,953	7,000,000
1/18/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $7,195,136, 2.75% - 4.50%, 8/31/23 - 3/1/49)	7,043,400	7,000,000
2.49%, dated 1/16/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $12,304,454, 0.38% - 5.00%, 11/30/22 - 1/1/49)	12,074,700	12,000,000
Citibank NA at:
2.73%, dated 3/26/19 due 4/2/19 (Collateralized by U.S. Government Obligations valued at $3,067,344, 0.00% - 8.00%, 6/22/20 - 11/15/44)	3,001,593	3,000,000
2.74%, dated 3/26/19 due 4/2/19 (Collateralized by U.S. Government Obligations valued at $15,307,398, 0.00% - 6.00%, 3/26/20 - 9/20/48)	15,007,992	15,000,000
Deutsche Bank Securities, Inc. at 2.65%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Government Obligations valued at $7,211,593, 3.25%, 3/15/50)	7,001,546	7,000,000
HSBC Securities, Inc. at 2.74%, dated 3/28/19 due 4/4/19 (Collateralized by U.S. Government Obligations valued at $17,345,280, 4.50% - 5.00%, 8/1/48 - 3/1/49)	17,009,057	17,000,000
ING Financial Markets LLC at:
2.48%, dated:
3/8/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $6,130,119, 5.00%, 1/20/49)	6,024,800	6,000,000
3/29/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $5,101,055, 5.00%, 1/20/49)	5,002,411	5,000,000
2.5%, dated:
2/7/19 due 5/10/19 (Collateralized by U.S. Government Obligations valued at $3,071,263, 5.00%, 1/20/49)	3,019,167	3,000,000
2/12/19 due 5/17/19 (Collateralized by U.S. Government Obligations valued at $7,163,800, 5.00%, 1/20/49)	7,045,694	7,000,000
2/22/19 due 5/31/19 (Collateralized by U.S. Government Obligations valued at $7,158,842, 5.00%, 1/20/49)	7,047,639	7,000,000
2.51%, dated:
3/20/19 due 6/18/19
(Collateralized by U.S. Government Obligations valued at $7,145,975, 5.00%, 1/20/49)	7,043,925	7,000,000
(Collateralized by U.S. Government Obligations valued at $7,145,975, 5.00%, 1/20/49)	7,043,925	7,000,000
(Collateralized by U.S. Government Obligations valued at $5,104,267, 5.00%, 1/20/49)	5,031,375	5,000,000
3/21/19 due 6/19/19 (Collateralized by U.S. Government Obligations valued at $7,145,477, 5.00%, 1/20/49)	7,043,925	7,000,000
3/22/19 due 6/20/19 (Collateralized by U.S. Government Obligations valued at $5,103,556, 5.00%, 1/20/49)	5,031,375	5,000,000
2.52%, dated:
1/9/19 due 4/10/19 (Collateralized by U.S. Government Obligations valued at $2,051,710, 5.00%, 1/20/49)	2,012,740	2,000,000
1/15/19 due 4/15/19 (Collateralized by U.S. Government Obligations valued at $2,050,853, 5.00%, 1/20/49)	2,012,600	2,000,000
1/18/19 due 4/18/19 (Collateralized by U.S. Government Obligations valued at $9,226,911, 5.00%, 1/20/49)	9,056,700	9,000,000
2.72%, dated 3/27/19 due 4/3/19 (Collateralized by U.S. Government Obligations valued at $1,020,386, 5.00%, 1/20/49)	1,000,529	1,000,000
J.P. Morgan Securities, LLC at 2.75%, dated 3/27/19 due 4/2/19 (Collateralized by U.S. Government Obligations valued at $10,203,896, 3.00% - 6.00%, 12/1/23 - 8/1/43)	10,004,583	10,000,000
Merrill Lynch, Pierce, Fenner & Smith at 2.44%, dated:
3/4/19 due 4/3/19 (Collateralized by U.S. Government Obligations valued at $6,131,615, 3.73%, 11/20/68)	6,012,200	6,000,000
3/6/19 due 4/3/19 (Collateralized by U.S. Government Obligations valued at $15,326,963, 3.73% - 4.55%, 12/20/68 - 3/20/69)	15,028,467	15,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
2.47%, dated:
3/5/19 due 5/3/19 (Collateralized by U.S. Government Obligations valued at $9,197,006, 2.50% - 4.00%, 7/1/27 - 3/1/46)	9,036,433	9,000,000
3/11/19 due 5/10/19 (Collateralized by U.S. Government Obligations valued at $7,150,288, 3.07% - 5.00%, 10/1/35 - 1/1/48)	7,028,817	7,000,000
3/12/19 due:
5/13/19 (Collateralized by U.S. Government Obligations valued at $3,064,199, 3.00% - 4.28%, 6/1/28 - 4/1/45)	3,012,762	3,000,000
5/14/19 (Collateralized by U.S. Government Obligations valued at $11,235,396, 3.00% - 4.00%, 6/1/28 - 2/1/49)	11,047,548	11,000,000
3/14/19 due 5/15/19 (Collateralized by U.S. Government Obligations valued at $9,191,337, 3.96% - 4.47%, 3/1/41 - 9/1/43)	9,038,285	9,000,000
3/19/19 due 5/20/19 (Collateralized by U.S. Government Obligations valued at $3,062,730, 3.22% - 3.98%, 6/1/48 - 2/1/49)	3,012,762	3,000,000
3/20/19 due:
5/21/19 (Collateralized by U.S. Government Obligations valued at $7,145,879, 2.38% - 5.45%, 2/1/36 - 9/1/47)	7,029,777	7,000,000
5/22/19 (Collateralized by U.S. Government Obligations valued at $9,187,558, 3.00% - 4.68%, 5/1/25 - 12/1/40)	9,038,903	9,000,000
2.5%, dated 3/25/19 due 5/23/19 (Collateralized by U.S. Government Obligations valued at $7,143,471, 4.26% - 4.50%, 11/1/35 - 1/1/49)	7,028,681	7,000,000
Nomura Securities International, Inc. at 2.65%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $30,606,758, 2.63% - 4.50%, 6/30/23 - 8/1/48)	30,006,625	30,000,000
RBC Capital Markets Corp. at 2.46%, dated 3/13/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $33,713,592, 1.46% - 5.00%, 11/1/19 - 8/20/65)	33,137,555	33,000,000
RBC Dominion Securities at:
2.44%, dated 3/13/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $8,250,629, 0.00%, 2/15/48)	8,018,978	8,000,000
2.45%, dated 3/14/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $8,250,106, 0.00%, 2/15/48)	8,021,233	8,000,000
2.48%, dated:
3/22/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $8,245,701, 0.00%, 2/15/48)	8,017,084	8,000,000
3/25/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $10,304,989, 0.00%, 2/15/48)	10,020,667	10,000,000
3/27/19 due 4/5/19
(Collateralized by U.S. Treasury Obligations valued at $5,151,797, 0.00%, 2/15/48)	5,009,989	5,000,000
(Collateralized by U.S. Treasury Obligations valued at $5,151,797, 0.00%, 2/15/48)	5,010,333	5,000,000
RBC Financial Group at 2.47%, dated:
1/14/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $8,206,967, 2.56% - 4.57%, 3/1/27 - 1/1/49)	8,049,949	8,000,000
1/22/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $33,819,352, 2.66% - 4.50%, 5/1/27 - 6/1/51)	33,203,775	33,000,000
1/24/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $6,148,133, 2.76% - 5.00%, 7/1/27 - 6/1/51)	6,037,050	6,000,000
1/28/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $13,317,671, 2.66% - 4.57%, 5/1/27 - 12/1/48)	13,081,167	13,000,000
1/29/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $13,324,959, 2.76% - 5.00%, 7/1/27 - 6/1/51)	13,081,167	13,000,000
TD Securities (U.S.A.) at 2.65%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Government Obligations valued at $9,182,028, 4.00%, 12/1/48)	9,001,988	9,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $854,811,000)		854,811,000

U.S. Treasury Repurchase Agreement - 25.4%
With:
Barclays Bank PLC at:
2.44%, dated:
3/12/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $12,256,683, 2.88%, 8/15/28)	12,025,213	12,000,000
3/15/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $6,127,091, 2.88%, 8/15/28)	6,012,607	6,000,000
2.6%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $80,357,442, 2.88%, 11/15/46)	78,016,900	78,000,000
2.62%, dated 3/25/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $10,205,253, 2.88%, 8/15/28)	10,005,094	10,000,000
BMO Capital Markets Corp. at 2.43%, dated 3/8/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $6,129,927, 0.00% - 3.13%, 4/2/19 - 2/15/49)	6,015,795	6,000,000
BMO Harris Bank NA at:
2.42%, dated 3/4/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $12,259,888, 2.88% - 3.88%, 5/31/25 - 8/15/40)	12,022,587	12,000,000
2.43%, dated:
3/7/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $12,398,928, 2.50%, 2/15/46)	12,027,540	12,000,000
3/11/19 due 4/4/19 (Collateralized by U.S. Treasury Obligations valued at $12,399,626, 3.00%, 5/15/45)	12,019,440	12,000,000
3/12/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $6,149,766, 2.00%, 5/31/24)	6,012,555	6,000,000
3/14/19 due 4/4/19 (Collateralized by U.S. Treasury Obligations valued at $6,128,684, 1.88% - 3.88%, 12/15/20 - 8/15/40)	6,008,505	6,000,000
2.44%, dated:
1/30/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $6,216,561, 2.50%, 2/15/45)	6,027,653	6,000,000
2/15/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $6,167,631, 2.38%, 5/15/27)	6,021,147	6,000,000
2.45%, dated:
1/15/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $5,124,604, 2.38% - 3.88%, 5/15/20 - 8/15/40)	5,028,924	5,000,000
1/25/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $4,134,971, 2.63%, 11/15/20)	4,022,594	4,000,000
3/20/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $12,307,786, 2.25%, 2/15/27)	12,015,517	12,000,000
2.46%, dated 1/10/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $6,151,378, 2.25% - 3.88%, 5/15/20 - 8/15/40)	6,037,720	6,000,000
BNP Paribas, SA at:
2.45%, dated:
3/4/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $8,175,609, 0.00% - 7.88%, 5/23/19 - 2/15/25)	8,032,122	8,000,000
3/5/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $9,241,028, 1.14% - 3.00%, 4/30/19 - 11/15/46)	9,037,975	9,000,000
3/11/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $20,429,172, 1.14% - 6.63%, 4/30/19 - 2/15/45)	20,091,194	20,000,000
3/12/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $12,272,108, 0.00% - 4.75%, 4/30/19 - 11/15/44)	12,056,350	12,000,000
3/14/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $7,148,802, 0.00% - 6.50%, 5/23/19 - 11/15/45)	7,032,871	7,000,000
3/15/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $12,370,435, 0.00% - 3.00%, 4/30/19 - 8/15/47)	12,056,350	12,000,000
3/18/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $12,251,770, 0.00% - 4.38%, 7/31/19 - 5/15/42)	12,054,717	12,000,000
2.46%, dated:
1/15/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $25,882,447, 1.18% - 7.63%, 10/31/19 - 5/15/48)	25,153,750	25,000,000
1/16/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $25,760,595, 0.00% - 7.13%, 5/23/19 - 2/15/45)	25,153,750	25,000,000
1/17/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $39,190,216, 0.00% - 4.25%, 4/30/19 - 2/15/45)	38,233,700	38,000,000
1/22/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $24,595,505, 1.18% - 7.88%, 10/31/19 - 2/15/43)	24,147,600	24,000,000
2/6/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $12,285,299, 0.00% - 7.88%, 5/30/19 - 11/15/45)	12,076,260	12,000,000
2/7/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $21,497,615, 0.00% - 6.50%, 5/23/19 - 11/15/26)	21,136,325	21,000,000
2/8/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $20,478,479, 0.00% - 4.50%, 7/31/19 - 2/15/42)	20,129,833	20,000,000
2/11/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $12,281,054, 0.00% - 4.75%, 4/30/19 - 2/15/37)	12,076,260	12,000,000
2.47%, dated:
1/18/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $10,251,138, 0.00% - 6.75%, 10/31/19 - 2/15/46)	10,061,750	10,000,000
1/25/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $30,847,889, 0.00% - 4.25%, 5/23/19 - 11/15/47)	30,187,308	30,000,000
1/28/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $12,357,086, 0.00% - 8.13%, 4/30/19 - 11/15/47)	12,074,923	12,000,000
2/1/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $12,289,597, 1.13% - 6.25%, 7/31/19 - 8/15/40)	12,073,277	12,000,000
2/5/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $9,217,442, 1.18% - 6.75%, 10/31/19 - 8/15/40)	9,056,810	9,000,000
2/6/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $12,327,770, 1.13% - 7.50%, 7/31/19 - 11/15/47)	12,075,747	12,000,000
3/27/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $3,061,153, 1.18% - 6.63%, 10/31/19 - 2/15/43)	3,005,969	3,000,000
CIBC Bank U.S.A. at:
2.45%, dated 2/15/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $6,138,852, 2.00% - 3.38%, 5/15/19 - 11/15/48)	6,024,092	6,000,000
2.46%, dated:
1/18/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $11,347,130, 2.00% - 3.63%, 5/15/21 - 11/15/48)	11,070,657	11,000,000
2/4/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $6,143,946, 2.00% - 3.38%, 5/15/21 - 11/15/48)	6,034,850	6,000,000
2.47%, dated:
2/26/19 due 4/4/19 (Collateralized by U.S. Treasury Obligations valued at $3,067,295, 1.38% - 3.38%, 5/15/19 - 11/15/48)	3,007,616	3,000,000
2/27/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $6,134,582, 2.00% - 3.38%, 12/31/20 - 11/15/48)	6,017,290	6,000,000
3/7/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $6,130,863, 1.38% - 3.38%, 5/15/19 - 11/15/48)	6,013,173	6,000,000
Commerz Markets LLC at:
2.7%, dated 3/29/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $13,263,047, 1.13% - 2.13%, 9/30/21 - 5/15/25)	13,006,825	13,000,000
2.85%, dated 3/28/19 due 4/4/19 (Collateralized by U.S. Treasury Obligations valued at $13,264,271, 1.13% - 3.13%, 6/30/21 - 11/15/28)	13,007,204	13,000,000
2.95%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $59,316,267, 1.13% - 3.63%, 6/30/21 - 5/15/48)	58,014,258	58,000,000
Credit AG at 2.45%, dated 3/27/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $6,122,171, 0.00% - 5.38%, 4/25/19 - 2/15/31)	6,012,250	6,000,000
Deutsche Bank Securities, Inc. at:
2.53%, dated 3/29/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $13,262,860, 0.00%, 7/11/19)	13,006,395	13,000,000
2.63%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $42,849,461, 2.25%, 4/30/21)	42,009,205	42,000,000
2.8%, dated 3/27/19 due 4/3/19 (Collateralized by U.S. Treasury Obligations valued at $13,265,244, 0.00%, 7/11/19)	13,007,078	13,000,000
2.82%, dated 3/28/19 due 4/4/19 (Collateralized by U.S. Treasury Obligations valued at $13,264,251, 0.00%, 7/11/19)	13,007,128	13,000,000
Fixed Income Clearing Corp. - BNYM at 2.65%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $65,280,058, 2.75%, 5/31/23)	64,014,133	64,000,000
HSBC Securities, Inc. at:
2.58%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $12,280,036, 1.50%, 8/15/26)	12,002,580	12,000,000
2.71%, dated 3/28/19 due 4/4/19 (Collateralized by U.S. Treasury Obligations valued at $16,324,927, 2.13% - 2.38%, 4/30/21 - 3/31/24)	16,008,431	16,000,000
J.P. Morgan Securities, LLC at:
2.55%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $1,020,260, 0.00% - 2.63%, 4/25/19 - 2/15/25)	1,000,213	1,000,000
2.6%, dated 3/29/19 due 4/1/19
(Collateralized by U.S. Treasury Obligations valued at $9,182,027, 1.50%, 2/28/23)	9,001,950	9,000,000
(Collateralized by U.S. Treasury Obligations valued at $2,040,514, 0.00% - 2.13%, 4/25/19 - 9/30/21)	2,000,433	2,000,000
Lloyds Bank PLC at:
2.49%, dated 1/24/19 due 4/24/19 (Collateralized by U.S. Treasury Obligations valued at $9,218,099, 8.00%, 11/15/21)	9,056,025	9,000,000
2.51%, dated:
3/7/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $9,200,949, 1.88%, 5/31/22)	9,038,278	9,000,000
3/18/19 due 4/18/19 (Collateralized by U.S. Treasury Obligations valued at $5,137,165, 6.00%, 2/15/26)	5,010,807	5,000,000
Morgan Stanley & Co., LLC at 3.48%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $5,101,516, 0.00% - 3.38%, 5/15/19 - 5/15/44)	5,001,450	5,000,000
MUFG Securities (Canada), Ltd. at:
2.46%, dated 3/5/19 due 5/3/19 (Collateralized by U.S. Treasury Obligations valued at $4,087,566, 2.00% - 2.88%, 2/28/21 - 2/15/25)	4,016,127	4,000,000
2.65%, dated 3/25/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $5,102,707, 1.75% - 3.38%, 11/15/19 - 12/31/20)	5,005,153	5,000,000
2.7%, dated 3/27/19 due 4/3/19 (Collateralized by U.S. Treasury Obligations valued at $3,061,178, 1.75% - 2.88%, 12/31/20 - 2/15/25)	3,001,575	3,000,000
2.71%, dated 3/28/19 due 4/4/19 (Collateralized by U.S. Treasury Obligations valued at $3,060,976, 1.75% - 2.63%, 11/15/20 - 12/15/21)	3,001,581	3,000,000
2.72%, dated 3/26/19 due 4/2/19 (Collateralized by U.S. Treasury Obligations valued at $5,102,341, 2.50% - 3.38%, 11/15/19 - 11/15/23)	5,002,644	5,000,000
MUFG Securities EMEA PLC at:
2.42%, dated 3/11/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $1,027,872, 2.88%, 8/15/28)	1,002,084	1,000,000
2.44%, dated:
2/19/19 due 4/2/19 (Collateralized by U.S. Treasury Obligations valued at $3,084,661, 2.88%, 8/15/28)	3,008,540	3,000,000
2/28/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $1,026,208, 1.63%, 2/15/26)	1,002,847	1,000,000
3/1/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $6,150,823, 2.75%, 2/15/24)	6,017,080	6,000,000
3/14/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $2,052,124, 2.75%, 2/15/28)	2,004,473	2,000,000
3/15/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $4,089,939, 3.13%, 5/15/21)	4,007,591	4,000,000
2.45%, dated 3/1/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $7,332,547, 3.00%, 5/15/45)	7,020,008	7,000,000
2.58%, dated 3/21/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $2,047,029, 3.13%, 5/15/21)	2,003,583	2,000,000
2.59%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $12,373,772, 2.13%, 3/31/24)	12,002,590	12,000,000
2.68%, dated 3/21/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $2,048,777, 2.50%, 2/28/26)	2,001,638	2,000,000
Natixis SA at:
2.45%, dated:
2/25/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $6,134,643, 1.25% - 8.75%, 8/31/19 - 11/15/41)	6,024,092	6,000,000
2/28/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $6,133,380, 0.00% - 3.13%, 1/2/20 - 11/15/41)	6,024,500	6,000,000
2.46%, dated 2/19/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $6,137,177, 2.50% - 3.13%, 12/31/23 - 8/15/47)	6,025,420	6,000,000
2.48%, dated:
3/6/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $14,349,615, 0.00% - 3.13%, 9/30/19 - 11/15/45)	14,028,933	14,000,000
3/14/19 due 4/2/19 (Collateralized by U.S. Treasury Obligations valued at $17,361,546, 0.00%, 3/26/20)	17,022,251	17,000,000
Nomura Securities International, Inc. at 2.6%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $69,439,221, 1.25% - 4.38%, 6/30/19 - 2/15/42)	68,014,733	68,000,000
Norinchukin Bank at:
2.54%, dated:
2/14/19 due 5/17/19 (Collateralized by U.S. Treasury Obligations valued at $3,069,639, 2.63%, 11/15/20)	3,019,473	3,000,000
2/19/19 due 5/20/19 (Collateralized by U.S. Treasury Obligations valued at $7,164,183, 2.63%, 11/15/20)	7,044,450	7,000,000
2/28/19 due 6/4/19 (Collateralized by U.S. Treasury Obligations valued at $9,203,844, 2.63%, 11/15/20)	9,060,960	9,000,000
3/4/19 due 6/5/19 (Collateralized by U.S. Treasury Obligations valued at $6,134,205, 2.63%, 11/15/20)	6,039,370	6,000,000
3/18/19 due 6/18/19 (Collateralized by U.S. Treasury Obligations valued at $3,064,566, 2.63%, 11/15/20)	3,019,473	3,000,000
3/19/19 due 6/19/19 (Collateralized by U.S. Treasury Obligations valued at $3,064,566, 2.63%, 11/15/20)	3,019,473	3,000,000
3/22/19 due 6/24/19 (Collateralized by U.S. Treasury Obligations valued at $6,124,057, 2.63%, 11/15/20)	6,039,793	6,000,000
2.55%, dated:
1/18/19 due 4/16/19 (Collateralized by U.S. Treasury Obligations valued at $5,129,596, 2.63%, 11/15/20)	5,031,167	5,000,000
1/23/19 due 4/17/19 (Collateralized by U.S. Treasury Obligations valued at $5,124,522, 2.63%, 11/15/20)	5,029,750	5,000,000
RBC Dominion Securities at:
2.43%, dated:
3/5/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $3,065,644, 1.75% - 2.50%, 11/30/19 - 1/31/24)	3,007,088	3,000,000
3/7/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $6,190,421, 1.75% - 4.38%, 11/30/19 - 5/15/41)	6,017,010	6,000,000
2.44%, dated:
2/14/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $12,278,234, 1.75% - 2.00%, 11/30/19 - 8/15/25)	12,048,800	12,000,000
2/15/19 due 4/5/19
(Collateralized by U.S. Treasury Obligations valued at $2,046,267, 1.75% - 2.50%, 11/30/19 - 1/31/24)	2,007,049	2,000,000
(Collateralized by U.S. Treasury Obligations valued at $4,132,573, 1.75% - 4.38%, 11/30/19 - 5/15/41)	4,014,369	4,000,000
(Collateralized by U.S. Treasury Obligations valued at $4,132,573, 1.75% - 4.38%, 11/30/19 - 5/15/41)	4,015,182	4,000,000
(Collateralized by U.S. Treasury Obligations valued at $6,169,914, 1.75% - 4.38%, 11/30/19 - 5/15/41)	6,027,247	6,000,000
(Collateralized by U.S. Treasury Obligations valued at $4,132,573, 1.75% - 4.38%, 11/30/19 - 5/15/41)	4,016,809	4,000,000
2/19/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $6,169,193, 1.75% - 4.38%, 11/30/19 - 5/15/41)	6,023,587	6,000,000
2/21/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $6,136,264, 1.75% - 2.50%, 11/30/19 - 1/31/24)	6,021,553	6,000,000
2/27/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $9,200,587, 1.75% - 2.50%, 11/30/19 - 1/31/24)	9,034,160	9,000,000
2/28/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $12,266,624, 1.75% - 2.00%, 11/30/19 - 8/15/25)	12,031,720	12,000,000
3/8/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $6,139,913, 1.75% - 4.38%, 11/30/19 - 5/15/41)	6,018,707	6,000,000
2.46%, dated 3/20/19 due 4/5/19
(Collateralized by U.S. Treasury Obligations valued at $5,154,206, 1.75% - 4.38%, 11/30/19 - 8/15/46)	5,020,842	5,000,000
(Collateralized by U.S. Treasury Obligations valued at $5,134,165, 1.75% - 4.38%, 11/30/19 - 8/15/46)	5,019,817	5,000,000
RBC Financial Group at:
2.44%, dated 2/11/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $6,140,361, 1.38% - 4.75%, 6/30/23 - 8/15/48)	6,024,400	6,000,000
2.45%, dated 2/15/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $6,160,872, 1.38% - 6.25%, 3/31/23 - 11/15/48)	6,024,500	6,000,000
2.46%, dated 1/22/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $3,074,487, 1.38% - 4.50%, 9/30/22 - 8/15/48)	3,018,450	3,000,000
RBS Securities, Inc. at 2.55%, dated 3/29/19 due 4/4/19 (Collateralized by U.S. Treasury Obligations valued at $29,586,310, 1.75%, 5/15/22)	29,012,325	29,000,000
Societe Generale at 2.47%, dated:
3/8/19 due 5/8/19 (Collateralized by U.S. Treasury Obligations valued at $12,300,694, 0.00% - 7.63%, 5/9/19 - 11/15/46)	12,050,223	12,000,000
3/11/19 due 5/10/19 (Collateralized by U.S. Treasury Obligations valued at $6,128,908, 0.00% - 6.25%, 4/30/19 - 8/15/48)	6,024,700	6,000,000
3/12/19 due 5/13/19 (Collateralized by U.S. Treasury Obligations valued at $18,385,294, 0.00% - 6.25%, 4/30/19 - 8/15/48)	18,076,570	18,000,000
TD Securities (U.S.A.) at 2.6%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $22,444,886, 1.13%, 7/31/21)	22,004,767	22,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $1,301,000,000)		1,301,000,000
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $5,147,142,341)		5,147,142,341
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(26,343,837)
NET ASSETS - 100%		$5,120,798,504

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of a counterparty as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price within 7 days of period end. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $11,993,983 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $12,000,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$254,772,000 due 4/01/19 at 2.63%
BNP Paribas, S.A.	$4,787,350
BNY Mellon Capital Markets LLC	17,920,806
Bank of America NA	38,090,024
Bank of Nova Scotia	4,264,931
Citibank NA	7,003,382
HSBC Securities (USA), Inc.	10,225,763
ING Financial Markets LLC	7,181,018
J.P. Morgan Securities, Inc.	69,666,360
Merrill Lynch, Pierce, Fenner & Smith, Inc.	12,012,371
Mizuho Securities USA, Inc.	10,893,424
Sumitomo Mitsu Bk Corp Ny (DI)	26,330,405
Wells Fargo Securities LLC	46,396,166
$254,772,000
$17,039,000 due 4/01/19 at 2.63%
BNP Paribas, S.A.	69,852
Bank of America NA	720,604
Bank of Nova Scotia	50,365
Citibank NA	3,730,786
ING Financial Markets LLC	104,779
J.P. Morgan Securities, Inc.	2,524,753
Mizuho Securities USA, Inc.	790,059
Sumitomo Mitsu Bk Corp Ny (DI)	3,714,383
Wells Fargo Securities LLC	5,333,419
$17,039,000

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 29, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 29, 2019